Income taxes - Summary of Movements in Deferred Tax Balances (Detaill) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets, balance	€ 2,094,234	€ 2,148,424
(Charged)/credited
- Profit or loss		(68,180)
Comprehensive (loss) income	73,455
- Currency translation differences	(12,716)	13,990
Deferred tax assets, balance	2,154,973	2,094,234
Deferred tax liability, balance	(1,834,431)	(1,976,372)
(Charged)/credited
- Profit or loss		146,505
Comprehensive income (loss)	66,099
- Currency translation differences	888	(4,564)
Deferred tax liability, balance	(1,767,444)	(1,834,431)
Net deferred tax assets	387,529	259,803
Research And Development Expenses [Member]
Deferred tax assets
Deferred tax assets, balance	1,792,382	1,909,916
(Charged)/credited
- Profit or loss		(117,534)
Comprehensive (loss) income	(37,609)
Deferred tax assets, balance	1,754,773	1,792,382
Fixed Assets [Member]
(Charged)/credited
Deferred tax liability, balance	(42,048)	(66,456)
(Charged)/credited
- Profit or loss		28,972
Comprehensive income (loss)	28,489
- Currency translation differences	888	(4,564)
Deferred tax liability, balance	(12,671)	(42,048)
Non Current Provisions and Liabilities [Member]
Deferred tax assets
Deferred tax assets, balance	301,852	238,508
(Charged)/credited
- Profit or loss		49,354
Comprehensive (loss) income	111,064
- Currency translation differences	(12,716)	13,990
Deferred tax assets, balance	400,200	301,852
Deferred tax liability, balance	(1,792,383)	(1,909,916)
(Charged)/credited
- Profit or loss		117,533
Comprehensive income (loss)	37,610
Deferred tax liability, balance	€ (1,754,773)	€ (1,792,383)